One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110-2605
+1 617 728 7100 Main
+1 617 426 6567 Fax
www.dechert.com

JOHN V. O’HANLON

john.ohanlon@dechert.com
+1 617 728 7111 Direct
+1 617 275 8367 Fax

March 14, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Hartford HLS Series Fund II, Inc. — Preliminary Registration Statement on Form N-14
(File No. 811-04615)

Dear Sir or Madam:

On behalf of Hartford HLS Series Fund II, Inc.  (the “Registrant”), attached for filing by means of the EDGAR system is a preliminary registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”).  This preliminary Form N-14 is being filed in connection with the reorganization of Hartford Growth HLS Fund (“Acquired Fund”), a series of Hartford Series Fund, Inc., with and into Hartford Growth Opportunities HLS Fund (“Acquiring Fund”), a series of the Registrant, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund.

No fees are required in connection with this filing.  Please call the undersigned at 617.728.7111 with any questions regarding the attached.

Sincerely,

/s/ John V. O’Hanlon
John V. O’Hanlon

Attachment